Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2015	2014

Land	$773,186	$773,186
Buildings and improvements	6,697,278	6,661,148
Equipment	3,384,516	3,254,434
	10,854,980	10,688,768
Less accumulated depreciation	(6,126,823)	(5,742,785)

Net premises and equipment	$4,728,157	$4,945,983